UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 89.4%
Aerospace & Defense - 1.5%
	DRS Technologies Inc., Senior Subordinated Notes:
$3,975,000	6.875% due 11/1/13	$3,915,375
1,200,000	6.625% due 2/1/16	1,179,000
	Hawker Beechcraft Acquisition Co.:
4,810,000	8.875% due 4/1/15 (a)	4,942,275
2,210,000	9.750% due 4/1/17	2,210,000

	Total Aerospace & Defense	12,246,650

Airlines - 1.2%
	Continental Airlines Inc., Pass-Through Certificates:
63,037	6.541% due 9/15/08	63,037
1,595,000	7.339% due 4/19/14	1,419,550
6,355,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	6,291,450
1,914,068	Delta Air Lines Inc., 8.954% due 8/10/14 (b)	1,780,084

	Total Airlines	9,554,121

Auto Components - 1.6%
	Allison Transmission Inc.:
1,710,000	11.000% due 11/1/15 (b)	1,496,250
1,760,000	Senior Notes, 11.250% due 11/1/15 (a)(b)	1,487,200
3,360,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,898,400
9,555,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	7,858,988

	Total Auto Components	12,740,838

Automobiles - 2.0%
3,890,000	Ford Motor Co., Notes, 7.450% due 7/16/31	2,586,850
	General Motors Corp.:
2,155,000	Notes, 7.200% due 1/15/11	1,804,813
15,970,000	Senior Debentures, 8.375% due 7/15/33	11,338,700

	Total Automobiles	15,730,363

Beverages - 0.0%
70,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	68,425

Building Products - 1.5%
	Associated Materials Inc.:
5,420,000	Senior Discount Notes, step bond to yield 13.485% due 3/1/14	3,726,250
3,685,000	Senior Subordinated Notes, 9.750% due 4/15/12	3,592,875
3,290,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	2,451,050
4,185,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.665% due 3/1/14	2,050,650

	Total Building Products	11,820,825

Chemicals - 1.6%
	Georgia Gulf Corp., Senior Notes:
3,385,000	9.500% due 10/15/14	2,631,838
1,850,000	10.750% due 10/15/16	1,221,000
1,765,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	1,879,725
2,775,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	2,990,062
5,570,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	3,731,900
230,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	202,400

	Total Chemicals	12,656,925

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 1.8%
	ATF Capital BV:
$1,000,000	9.250% due 2/21/14 (b)	$1,005,060
4,355,000	Senior Notes, 9.250% due 2/21/14 (b)	4,316,241
5,375,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (b)	4,992,031
	TuranAlem Finance BV, Bonds:
2,995,000	8.250% due 1/22/37 (b)	2,356,466
2,240,000	8.250% due 1/22/37 (b)	1,773,632

	Total Commercial Banks	14,443,430

Commercial Services & Supplies - 2.7%
5,465,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	4,727,225
935,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (b)	752,675
7,516,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	7,685,110
2,870,961	Employee Solutions Inc., 10.000% due 4/15/10 (c)(d)(e)	287
	Interface Inc.:
645,000	Senior Notes, 10.375% due 2/1/10	677,250
2,845,000	Senior Subordinated Notes, 9.500% due 2/1/14	2,958,800
4,090,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	3,435,600
4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)(e)	4,000
1,950,000	US Investigations Services Inc., 11.750% due 5/1/16 (b)	1,462,500

	Total Commercial Services & Supplies	21,703,447

Consumer Finance - 2.5%
3,320,000	AmeriCredit Corp., 8.500% due 7/1/15	2,440,200
	Ford Motor Credit Co., Senior Notes:
1,085,000	9.875% due 8/10/11	968,210
1,215,000	7.127% due 1/13/12 (f)	899,517
2,515,000	8.000% due 12/15/16	1,971,586
	General Motors Acceptance Corp.:
9,987,000	Bonds, 8.000% due 11/1/31	7,172,853
8,740,000	Notes, 6.875% due 8/28/12	6,647,644

	Total Consumer Finance	20,100,010

Containers & Packaging - 1.0%
3,375,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	3,256,875
1,840,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	1,683,600
2,150,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(e)	26,875
1,310,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (b)	1,362,400
1,565,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	1,322,425

	Total Containers & Packaging	7,652,175

Diversified Consumer Services - 0.7%
	Education Management LLC/Education Management Finance Corp.:
1,805,000	Senior Notes, 8.750% due 6/1/14	1,534,250
1,650,000	Senior Subordinated Notes, 10.250% due 6/1/16	1,320,000
	Service Corp. International:
650,000	Debentures, 7.875% due 2/1/13	659,750
	Senior Notes:
555,000	7.625% due 10/1/18	560,550
1,255,000	7.500% due 4/1/27	1,073,025

	Total Diversified Consumer Services	5,147,575

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 3.5%
$3,725,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	$2,737,875
2,260,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	1,909,700
2,225,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (b)	2,286,052
	Leucadia National Corp., Senior Notes:
2,070,000	8.125% due 9/15/15	2,090,700
770,000	7.125% due 3/15/17	733,425
1,355,000	LVB Acquisition Merger, 11.625% due 10/15/17 (b)	1,361,775
760,000	LVB Acquisition Merger Subordinated Inc., 10.375% due 10/15/17 (a)(b)	792,300
	Residential Capital LLC:
1,925,000	7.828% due 4/17/09 (b)(f)	721,875
1,090,000	6.875% due 6/30/15	534,100
2,450,000	Notes, 6.375% due 6/30/10	1,243,375
4,160,000	Senior Notes, 6.000% due 2/22/11	2,059,200
	TNK-BP Finance SA:
4,440,000	7.500% due 7/18/16 (b)	4,247,304
1,419,000	7.875% due 3/13/18 (b)	1,319,670
692,000	Senior Notes, 7.875% due 3/13/18 (b)	642,695
	Vanguard Health Holdings Co.:
1,245,000	I LLC, Senior Discount Notes, step bond to yield 9.504% due 10/1/15	958,650
3,985,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,855,487

	Total Diversified Financial Services	27,494,183

Diversified Telecommunication Services - 7.1%
5,190,000	Axtel SAB de CV, 7.625% due 2/1/17 (b)	5,241,900
870,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	700,350
	Citizens Communications Co.:
300,000	7.050% due 10/1/46	207,000
4,180,000	Senior Notes, 7.875% due 1/15/27	3,605,250
535,000	FairPoint Communications Inc., 13.125% due 4/1/18 (b)	516,275
7,000,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	7,131,250
	Intelsat Corp.:
935,000	9.000% due 6/15/16	946,688
1,160,000	Senior Notes, 9.000% due 8/15/14	1,174,500
5,820,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	5,718,150
	Level 3 Financing Inc.:
3,580,000	6.704% due 2/15/15 (f)	2,523,900
3,375,000	Senior Notes, 9.250% due 11/1/14	2,775,937
4,035,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)	3,934,125
2,265,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	2,140,425
	Qwest Corp.:
4,440,000	Debentures, 6.875% due 9/15/33	3,574,200
3,630,000	Senior Notes, 7.500% due 10/1/14	3,557,400
6,265,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	5,638,500
1,667,220	Wind Acquisition Finance SA, 10.750% due 12/1/15	1,486,605
5,540,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,470,750
1,714,472	World Access Inc., Senior Notes, 13.250% due 1/15/08 (c)(d)(e)	49,720

	Total Diversified Telecommunication Services	56,392,925

Electric Utilities - 2.0%
3,050,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (b)	3,156,750
835,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	883,012

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 2.0% (continued)
$11,687	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	$12,681
3,200,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	3,512,000
5,750,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(b)	5,663,750
4,370,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (b)	3,015,300

	Total Electric Utilities	16,243,493

Electronic Equipment & Instruments - 0.3%
	NXP BV/NXP Funding LLC:
1,030,000	Senior Notes, 9.500% due 10/15/15	849,750
	Senior Secured Notes:
860,000	7.008% due 10/15/13 (f)	712,725
1,140,000	7.875% due 10/15/14	1,048,800

	Total Electronic Equipment & Instruments	2,611,275

Energy Equipment & Services - 1.0%
3,750,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	3,618,750
720,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	734,400
1,250,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (b)	1,253,125
1,215,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,269,675
1,330,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,381,323

	Total Energy Equipment & Services	8,257,273

Food & Staples Retailing - 0.2%
1,631,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,968,198

Food Products - 0.5%
	Dole Food Co. Inc.:
1,530,000	Debentures, 8.750% due 7/15/13	1,155,150
	Senior Notes:
775,000	7.250% due 6/15/10	600,625
2,291,000	8.875% due 3/15/11	1,867,165

	Total Food Products	3,622,940

Gas Utilities - 0.7%
5,695,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	5,581,100

Health Care Equipment & Supplies - 0.2%
2,115,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,829,475

Health Care Providers & Services - 5.6%
655,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	660,731
6,015,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	5,894,700
	HCA Inc.:
2,420,000	Debentures, 7.500% due 12/15/23	1,912,277
4,560,000	Notes, 6.375% due 1/15/15	3,881,700
	Senior Secured Notes:
3,270,000	9.250% due 11/15/16	3,400,800
8,270,000	9.625% due 11/15/16 (a)	8,600,800
4,130,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,130,000
	Tenet Healthcare Corp., Senior Notes:
2,280,000	6.375% due 12/1/11	2,069,100
2,375,000	6.500% due 6/1/12	2,107,812
4,310,000	7.375% due 2/1/13	3,868,225
1,860,000	9.875% due 7/1/14	1,808,850
	Universal Hospital Services Inc.:
1,015,000	8.288% due 6/1/15 (f)	908,425

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 5.6% (continued)
$970,000	8.500% due 6/1/15 (a)	$974,850
5,505,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (a)(f)	4,266,375

	Total Health Care Providers & Services	44,484,645

Hotels, Restaurants & Leisure - 4.0%
2,730,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	2,252,250
3,125,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (e)	109,375
2,310,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,951,950
755,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	675,725
529,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	462,875
2,375,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,196,875
1,400,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (b)	1,113,000
1,910,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,852,700
775,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (b)	550,250
2,515,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	471,563
2,360,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (b)	2,065,000
4,485,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,372,875
	MGM MIRAGE Inc.:
1,785,000	Notes, 6.750% due 9/1/12	1,664,512
	Senior Notes:
910,000	5.875% due 2/27/14	782,600
695,000	7.500% due 6/1/16	628,975
1,020,000	7.625% due 1/15/17	933,300
1,675,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,398,625
	Snoqualmie Entertainment Authority, Senior Secured Notes:
1,090,000	6.936% due 2/1/14 (b)(f)	893,800
845,000	9.125% due 2/1/15 (b)	726,700
	Station Casinos Inc.:
	Senior Notes:
535,000	6.000% due 4/1/12	441,375
3,765,000	7.750% due 8/15/16	3,049,650
	Senior Subordinated Notes:
865,000	6.875% due 3/1/16	508,187
295,000	6.625% due 3/15/18	165,200
2,155,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,101,125

	Total Hotels, Restaurants & Leisure	31,368,487

Household Durables - 1.5%
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(e)	0
3,810,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	3,352,800
	K Hovnanian Enterprises Inc.:
480,000	6.500% due 1/15/14	326,400
1,050,000	Senior Notes, 7.500% due 5/15/16	735,000
3,230,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,270,375
4,400,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.710% due 9/1/12	3,872,000

	Total Household Durables	11,556,575

Household Products - 0.4%
615,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	551,963

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Household Products - 0.4% (continued)
$2,355,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	$2,213,700

	Total Household Products	2,765,663

Independent Power Producers & Energy Traders - 8.1%
2,098,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	1,981,504
	AES Corp.:
5,545,000	8.000% due 10/15/17	5,642,037
2,845,000	Senior Notes, 9.375% due 9/15/10	3,022,813
5,080,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	4,775,200
	Edison Mission Energy, Senior Notes:
1,015,000	7.750% due 6/15/16	1,050,525
2,670,000	7.200% due 5/15/19	2,649,975
4,025,000	7.625% due 5/15/27	3,803,625
27,260,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	27,123,700
3,620,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	3,674,300
	NRG Energy Inc., Senior Notes:
10,690,000	7.375% due 2/1/16	10,502,925
40,000	7.375% due 1/15/17	39,000

	Total Independent Power Producers & Energy Traders	64,265,604

IT Services - 1.5%
1,950,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	1,633,125
4,400,000	First Data Corp., 9.875% due 9/24/15 (b)	3,624,500
	SunGard Data Systems Inc.:
3,085,000	Senior Notes, 9.125% due 8/15/13	3,131,275
3,595,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,630,950

	Total IT Services	12,019,850

Machinery - 0.3%
1,420,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,256,700
1,250,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	1,243,750

	Total Machinery	2,500,450

Media - 6.9%
	Affinion Group Inc.:
570,000	Senior Notes, 10.125% due 10/15/13	569,288
4,381,000	Senior Subordinated Notes, 11.500% due 10/15/15	4,249,570
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
1,490,000	Senior Accreting Notes, 12.125% due 1/15/15	767,350
1,525,000	Senior Notes, 11.750% due 5/15/14	777,750
12,738,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	8,916,600
	CCH II LLC/CCH II Capital Corp., Senior Notes:
1,725,000	10.250% due 9/15/10	1,578,375
34,000	10.250% due 10/1/13	29,325
1,500,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	896,250
1,360,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	824,500
4,760,000	Charter Communications Inc., 10.875% due 9/15/14 (b)	4,712,400
2,245,000	CMP Susquehanna Corp., 9.875% due 5/15/14	1,560,275
	CSC Holdings Inc.:
	Senior Debentures:
2,615,000	8.125% due 8/15/09	2,647,687
420,000	7.875% due 2/15/18	390,600
875,000	7.625% due 7/15/18	802,812
	Senior Notes:
375,000	8.125% due 7/15/09	379,688

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Media - 6.9% (continued)
$555,000	7.625% due 4/1/11	$551,531
1,155,000	6.750% due 4/15/12	1,120,350
	Dex Media Inc., Discount Notes:
2,060,000	Step bond to yield 8.367% due 11/15/13	1,493,500
3,885,000	Step bond to yield 8.996% due 11/15/13	2,816,625
1,490,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,300,025
3,140,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	3,198,875
2,665,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (b)	2,611,700
7,070,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	4,613,175
2,085,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	1,282,275
1,825,000	Sun Media Corp., 7.625% due 2/15/13	1,733,750
	TL Acquisitions Inc.:
3,045,000	Senior Notes, 10.500% due 1/15/15 (b)	2,633,925
3,315,000	Senior Subordinated Notes, step bond to yield 13.328% due 7/15/15 (b)	2,386,800

	Total Media	54,845,001

Metals & Mining - 4.6%
10,970,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	11,669,337
1,500,000	Metals USA Holdings Corp., 10.830% due 7/1/12 (a)(f)	1,125,000
4,705,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	4,634,425
840,000	Noranda Aluminum Acquisition Corp., 8.738% due 5/15/15 (a)(b)(f)	663,600
2,270,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)(f)	1,679,800
4,275,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	3,804,750
5,780,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (b)	5,491,000
1,395,000	Steel Dynamics Inc., 7.375% due 11/1/12 (b)	1,415,925
3,250,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	2,876,250
	Vale Overseas Ltd., Notes:
430,000	6.250% due 1/23/17	429,303
2,605,000	6.875% due 11/21/36	2,554,763

	Total Metals & Mining	36,344,153

Multiline Retail - 1.4%
5,122,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)	4,507,360
6,730,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	6,763,650

	Total Multiline Retail	11,271,010

Oil, Gas & Consumable Fuels - 9.9%
5,292,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,331,690
	Chesapeake Energy Corp., Senior Notes:
5,220,000	7.500% due 6/15/14	5,376,600
65,000	6.625% due 1/15/16	64,025
2,395,000	6.250% due 1/15/18	2,299,200
410,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	424,763
1,100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,122,000
1,655,567	Corral Finans AB, 9.258% due 4/15/10 (a)(b)(f)	1,266,509
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (c)(d)(e)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (c)(d)(e)	0
	El Paso Corp.:
	Medium-Term Notes:
245,000	7.375% due 12/15/12	248,665
4,885,000	7.800% due 8/1/31	5,040,045

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.9% (continued)
$1,640,000	7.750% due 1/15/32	$1,692,537
4,975,000	Notes, 7.875% due 6/15/12	5,225,188
	Enterprise Products Operating LP:
815,000	7.034% due 1/15/68 (f)	692,983
2,550,000	Junior Subordinated Notes, 8.375% due 8/1/66 (f)	2,485,715
4,910,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,799,525
660,000	Forbes Energy Services, 11.000% due 2/15/15 (b)	650,100
3,715,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,575,687
	Mariner Energy Inc., Senior Notes:
1,930,000	7.500% due 4/15/13	1,862,450
955,000	8.000% due 5/15/17	916,800
2,240,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	2,391,200
2,055,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	2,044,725
1,760,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,817,200
	Petroplus Finance Ltd.:
1,215,000	6.750% due 5/1/14 (b)	1,114,763
500,000	Senior Note, 7.000% due 5/1/17 (b)	448,750
5,660,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	5,207,200
2,010,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (b)	2,090,400
	Stone Energy Corp., Senior Subordinated Notes:
1,635,000	8.250% due 12/15/11	1,626,825
536,000	6.750% due 12/15/14	490,440
500,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	531,250
2,470,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (b)	2,303,275
	Whiting Petroleum Corp., Senior Subordinated Notes:
2,755,000	7.250% due 5/1/12	2,734,338
2,155,000	7.000% due 2/1/14	2,144,225
	Williams Cos. Inc., Notes:
4,775,000	7.875% due 9/1/21	5,198,781
4,230,000	8.750% due 3/15/32	4,906,800

	Total Oil, Gas & Consumable Fuels	78,124,654

Paper & Forest Products - 3.1%
	Abitibi-Consolidated Co. of Canada:
750,000	5.250% due 6/20/08	753,750
3,990,000	13.750% due 4/1/11 (b)	4,099,725
	Senior Notes:
725,000	7.750% due 6/15/11	395,125
1,255,000	8.375% due 4/1/15	652,600
	Abitibi-Consolidated Inc.:
2,070,000	6.950% due 4/1/08	2,070,000
1,510,000	7.875% due 8/1/09	1,275,950
2,289,000	Debentures, 7.400% due 4/1/18	1,018,605
1,355,000	Notes, 8.550% due 8/1/10	785,900
	Appleton Papers Inc.:
1,245,000	Senior Notes, 8.125% due 6/15/11	1,204,537
2,840,000	Senior Subordinated Notes, 9.750% due 6/15/14	2,705,100
7,160,000	NewPage Corp., Senior Secured Notes, 9.489% due 5/1/12 (f)	7,124,200
1,560,000	Newpage Holding Corp., 11.818% due 11/1/13 (a)(f)	1,318,200
1,400,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,239,000

	Total Paper & Forest Products	24,642,692

Pharmaceuticals - 0.0%
8,815,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(e)	33,056

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 0.6%
$140,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	$133,700
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
1,205,000	6.500% due 6/1/16	1,168,850
3,185,000	6.750% due 4/1/17	3,129,263

	Total Real Estate Investment Trusts (REITs)	4,431,813

Real Estate Management & Development - 0.6%
2,180,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,177,200
	Realogy Corp.:
570,000	10.500% due 4/15/14	386,175
2,500,000	11.000% due 4/15/14 (a)	1,437,500
4,160,000	Senior Subordinated Notes, 12.375% due 4/15/15	1,872,000

	Total Real Estate Management & Development	4,872,875

Road & Rail - 2.2%
4,486,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	4,654,225
	Hertz Corp.:
915,000	Senior Notes, 8.875% due 1/1/14	871,537
9,740,000	Senior Subordinated Notes, 10.500% due 1/1/16	9,167,775
	Kansas City Southern de Mexico, Senior Notes:
1,030,000	7.625% due 12/1/13	973,350
1,105,000	7.375% due 6/1/14 (b)	1,022,125
1,040,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	1,060,800

	Total Road & Rail	17,749,812

Software - 0.3%
2,380,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,011,100

Specialty Retail - 0.8%
2,370,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,943,400
1,610,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	1,650,250
1,479,000	Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (c)(d)(e)	0
	Michaels Stores Inc.:
1,060,000	11.375% due 11/1/16	837,400
2,340,000	Senior Notes, 10.000% due 11/1/14	2,059,200

	Total Specialty Retail	6,490,250

Textiles, Apparel & Luxury Goods - 0.2%
1,975,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	1,886,125

Tobacco - 0.4%
	Alliance One International Inc., Senior Notes:
1,875,000	8.500% due 5/15/12	1,771,875
990,000	11.000% due 5/15/12	1,009,800

	Total Tobacco	2,781,675

Trading Companies & Distributors - 1.2%
2,180,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	1,776,700
4,595,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	3,813,850
4,320,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	3,672,000

	Total Trading Companies & Distributors	9,262,550

Transportation Infrastructure - 0.4%
	Saint Acquisition Corp.:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT		SECURITY	VALUE
Transportation Infrastructure - 0.4% (continued)
$2,930,000		Secured Notes, 12.500% due 5/15/17 (b)	$1,208,625
5,030,000		Senior Secured Notes, 10.815% due 5/15/15 (b)(f)	2,024,575

		Total Transportation Infrastructure	3,233,200

Wireless Telecommunication Services - 1.8%
2,320,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	2,006,800
1,390,000		MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	1,285,750
1,795,000		Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	1,853,339
		True Move Co., Ltd.:
2,310,000		10.750% due 12/16/13 (b)	2,183,785
7,320,000		10.750% due 12/16/13 (b)	6,917,400

		Total Wireless Telecommunication Services	14,247,074

		TOTAL CORPORATE BONDS & NOTES (Cost - $809,790,739)	709,053,960

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
3,210,025		Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e) (Cost - $3,293,488)	0

COLLATERALIZED SENIOR LOANS - 3.1%
Auto Components - 0.5%
4,000,000		Allison Transmission, Term Loan B, 5.740% due 8/7/14 (f)	3,525,716

Containers & Packaging - 0.4%
4,176,850		Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14 (f)	3,028,216

Oil, Gas & Consumable Fuels - 1.5%
9,500,000		SandRidge Energy, Term Loan, 8.625% due 4/1/15 (f)	9,393,125
3,000,000		Stallion Oilfield Services, Term Loan, 7.611% due 7/31/12 (f)	2,670,000

		Total Oil, Gas & Consumable Fuels	12,063,125

Paper & Forest Products - 0.3%
2,500,000		Verso Paper Holdings, Term Loan, 9.489% due 2/1/12 (f)	2,235,418

Textiles, Apparel & Luxury Goods - 0.2%
2,500,000		Simmons Co., Term Loan, 8.204% due 2/15/12 (f)	1,587,500

Trading Companies & Distributors - 0.2%
2,120,401		Penhall International Corp., Term Loan, 12.393% due 4/1/12 (f)	1,675,117

		TOTAL COLLATERALIZED SENIOR LOANS (Cost - $27,112,830)	24,115,092

FACE AMOUNT†
SOVEREIGN BONDS - 1.6%
Brazil - 1.1%
17,066,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 7/1/10	9,169,896

Indonesia - 0.3%
		Republic of Indonesia:
8,114,000,000	IDR	Series FR40, 11.000% due 9/15/25	809,788
14,826,000,000	IDR	Series FR42, 10.250% due 7/15/27	1,382,624

		Total Indonesia	2,192,412

Russia - 0.2%
1,153,435		Russian Federation, 7.500% due 3/31/30 (b)	1,329,694

		TOTAL SOVEREIGN BONDS (Cost - $11,728,379)	12,692,002

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
8,696,430	Home Interiors & Gifts Inc. (c)(d)*	$9
29,983	Mattress Discounters Corp. (c)(d)*	0

	TOTAL CONSUMER DISCRETIONARY	9

INDUSTRIALS - 0.0%
Machinery - 0.0%
20	Glasstech Inc. (c)(d)*	0

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
40,557	Axiohm Transaction Solutions Inc. (c)(d)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
10,212	World Access Inc., Senior Notes (d)*	7

	TOTAL COMMON STOCKS (Cost - $5,332,105)	16

CONVERTIBLE PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
4,630	Bank of America Corp., 7.250% (Cost - $4,641,392)	4,782,790

ESCROWED SHARES - 0.0%
2,000,000	Pillowtex Corp. (c)(d)* (Cost - $0)	0

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
10	ION Media Networks Inc., Series B, 12.000% *	14,250

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	TCR Holdings Corp.:
9,787	Class B Shares (c)(d)*	10
5,383	Class C Shares (c)(d)*	6
14,191	Class D Shares (c)(d)*	14
29,362	Class E Shares (c)(d)*	29

	TOTAL FINANCIALS	59

INDUSTRIALS - 0.0%
Machinery - 0.0%
22	Glasstech Inc., (c)(d)*	0

	TOTAL PREFERRED STOCKS (Cost - $112,740)	14,309

WARRANTS
WARRANTS - 0.0%
1,250	Leap Wireless International Inc., Expires 4/15/10 (c)(d)*	0
13,446	Pillowtex Corp., Expires 11/24/09 (c)(d)*	0

	TOTAL WARRANTS (Cost - $9,954)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $862,021,627)	750,658,169

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

FACE AMOUNT†	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 3.2%
Sovereign Bonds - 1.9%
	Egypt Treasury Bills:
25,950,000 EGP	Zero coupon bond to yield 6.733% due 11/4/08	$4,550,568
25,175,000 EGP	Zero coupon bond to yield 6.764% due 11/11/08	4,407,964
34,825,000 EGP	Zero coupon bond to yield 7.324% due 1/6/09	6,025,701

	Total Sovereign Bonds (Cost - $14,946,444)	14,984,233

Repurchase Agreement - 1.3%
10,657,000	Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity - $10,657,666; (Fully collateralized by U.S. government agency obligation, 6.000% due 4/18/36; Market value - $11,148,929) (Cost - $10,657,000) (g)	10,657,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,603,444)	25,641,233

	TOTAL INVESTMENTS - 97.9% (Cost - $887,625,071#)	776,299,402
	Other Assets in Excess of Liabilities - 2.1%	16,831,443

	TOTAL NET ASSETS - 100.0%	$793,130,845

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(d)	Illiquid security.

(e)	Security is currently in default.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(g)	All or a portion of this security is segregated for open forward foreign currency contracts and extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EGP	— Egyptian Pound
IDR	— Indonesian Rupiah

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$776,299,402	$4,782,797	$771,435,655	$80,950
Other Financial Instruments*	4,264	—	4,264	—

Total	$776,303,666	$4,782,797	$771,439,919	$80,950

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$50,092
Accrued Premiums/Discounts	—
Realized Gain (Loss)	74,711
Change in unrealized appreciation (depreciation)	(17)
Net purchases (sales)	(74,711)
Transfers in and/or out of Level 3	30,875

Balance as of March 31, 2008	$80,950

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,720,429
Gross unrealized depreciation	(121,046,098)

Net unrealized depreciation	$(111,325,669)

At March 31, 2008, the Fund had the following open forward foreign currency contracts:

Contracts to Buy:	Local Currency	Market Value	Settlement Date	Unrealized Gain
Indian Rupee	16,827,000	$416,921	6/16/08	$1,542
Indian Rupee	50,417,100	1,249,180	6/16/08	1,541
Indian Rupee	16,805,700	416,393	6/16/08	1,181

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$4,264

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 22, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 22, 2008